Goodwill (Details) - Goodwill $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 13,854
Effects of foreign exchange	194
Balance at end of period	$ 14,048